Leases - Narrative (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) property state brand retail_sector	Dec. 31, 2019 USD ($)
Lessor, Lease, Description [Line Items]
Number of single-tenant retail net leased properties owned | property	203
Number of states in which entity operates | state	38
Number of brands in which tenants represent | brand	56
Number of retail sectors in which tenants represent | retail_sector	23
Write-offs of doubtful accounts | $	$ 0	$ 200,000
Minimum
Lessor, Lease, Description [Line Items]
Remaining term of leases	2 years
Maximum
Lessor, Lease, Description [Line Items]
Remaining term of leases	34 years